Principal Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) agreement	Dec. 31, 2016 CNY (¥) agreement	Dec. 31, 2017 CNY (¥)
Restricted cash
Restricted cash, current	$ 910,949	¥ 3,473,273	¥ 5,926,906
Restricted cash, non-current	$ 31	2,060,000	200
Restricted Cash, Total		¥ 5,533,300	5,927,100
Number of other lien arrangements | agreement	0	0
Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games
Restricted cash
Restricted cash, current		¥ 134,400
Customer deposit | Wangyibao
Restricted cash
Restricted cash, current		1,318,000	1,554,800
Pledge deposit for short-term bank borrowing
Restricted cash
Restricted cash, current		1,935,000	4,091,000
Restricted cash, non-current		2,060,000
Others
Restricted cash
Restricted cash, current		¥ 85,900	281,100
Restricted cash, non-current			¥ 200